Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long Term Debt [Abstract]
Summary schedule of debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2014	December 31, 2013
Piraeus Bank reducing revolving credit facility	-	40,929
Piraeus Bank term facility	-	93,982
Total	-	134,911
Less - current portion	-	(134,911)
Long-term portion	-	-